Foreign currency gains (losses), net (Tables)	12 Months Ended
Dec. 31, 2022
Foreign currency gains (losses), net
Summary of foreign currency gains (losses), net

	Years Ended December 31,
in €‘000	2020	2021	2022
Foreign currency gains	33,216	39,720	101,627
Foreign currency losses	(19,410)	(34,283)	(74,937)
Total	13,806	5,437	26,690